Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 47,142	¥ 59,025	¥ 73,593
Unpaid Principal Balance		45,717	57,652
Related Allowance		14,344	20,068	22,533
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		18,911	16,667	14,101
Unpaid Principal Balance		18,362	15,731
Related Allowance		3,020	2,927	2,770
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		23,130	34,915
Unpaid Principal Balance		22,489	34,478
Related Allowance		8,444	12,679
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	5,101	7,443	11,013
Unpaid Principal Balance		4,866	7,443
Related Allowance	[1]	2,880	4,462	5,888
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,544	4,244
Unpaid Principal Balance		3,252	3,752
Related Allowance		984	1,202
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,060	4,102
Unpaid Principal Balance		4,051	4,091
Related Allowance		631	616
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,307	8,321
Unpaid Principal Balance		11,059	7,888
Related Allowance		1,405	1,109
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,745	6,032	11,057
Related Allowance		149	2,114	¥ 1,323
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		254	203
Unpaid Principal Balance		254	202
Related Allowance		53	35
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,491	5,829
Unpaid Principal Balance		3,491	5,829
Related Allowance		96	2,079
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,547	7,212
Unpaid Principal Balance		2,485	7,154
Related Allowance		543	1,638
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,588	1,736
Unpaid Principal Balance		1,570	1,722
Related Allowance		576	637
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,250	19,935
Unpaid Principal Balance		14,689	19,571
Related Allowance		7,176	8,290
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	7,813	6,524
Unpaid Principal Balance	[2]	7,774	6,499
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		409	973
Unpaid Principal Balance		409	956
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7,301	5,439
Unpaid Principal Balance		7,262	5,431
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		103	112
Unpaid Principal Balance		103	112
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		184	973
Unpaid Principal Balance		184	956
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		225	0
Unpaid Principal Balance		225	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,395	0
Unpaid Principal Balance		3,395	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,003	0
Unpaid Principal Balance		1,003	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7	8
Unpaid Principal Balance		0	2
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,896	5,431
Unpaid Principal Balance		2,864	5,429
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	39,329	52,501
Unpaid Principal Balance	[3]	37,943	51,153
Related Allowance	[3]	14,344	20,068
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		18,502	15,694
Unpaid Principal Balance		17,953	14,775
Related Allowance		3,020	2,927
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,829	29,476
Unpaid Principal Balance		15,227	29,047
Related Allowance		8,444	12,679
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,998	7,331
Unpaid Principal Balance		4,763	7,331
Related Allowance		2,880	4,462
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,360	3,271
Unpaid Principal Balance		3,068	2,796
Related Allowance		984	1,202
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,060	4,102
Unpaid Principal Balance		4,051	4,091
Related Allowance		631	616
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,082	8,321
Unpaid Principal Balance		10,834	7,888
Related Allowance		1,405	1,109
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		254	203
Unpaid Principal Balance		254	202
Related Allowance		53	35
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		96	5,829
Unpaid Principal Balance		96	5,829
Related Allowance		96	2,079
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,544	7,212
Unpaid Principal Balance		1,482	7,154
Related Allowance		543	1,638
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,581	1,728
Unpaid Principal Balance		1,570	1,720
Related Allowance		576	637
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,354	14,504
Unpaid Principal Balance		11,825	14,142
Related Allowance		¥ 7,176	¥ 8,290

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.